Segment Reporting - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net sales	$ 23,198	$ 16,995	$ 14,317
Income /(Loss) before income taxes	2,525	(4,821)	(9,196)
Reportable Segments
Segment Reporting Information [Line Items]
Net sales	23,566	17,410	19,247
Income /(Loss) before income taxes	2,543	(4,801)	(8,961)
Intersegment [Member]
Segment Reporting Information [Line Items]
Net sales	(368)	(415)	(4,930)
Income /(Loss) before income taxes	$ (18)	$ (20)	$ (235)